INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Loss before income taxes	$ (25,384)	$ (79,421)	$ (39,893)
Income tax computed at applicable tax rates	(5,331)	(16,678)	(8,378)
Effect of different tax rates in different jurisdictions	2,790	3,649	(938)
Non-deductible expenses	5,133	5,088	3,140
Change in valuation allowance	(2,363)	8,335	4,563
Effect of EIT reversal for previous years			(359)
Research and development super-deduction	$ (229)	$ (394)	(263)
Income tax expense (benefit)			$ (359)